Financial Instruments Financial Instruments - Derivative Instuments, Gain (Loss) (Details) (Cheniere Energy Partners, LP [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended				12 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Derivative gain (loss), net | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain (Loss), Net	$ (89,222)		$ 60,707		$ 88,596		$ 679		$ 0
Derivative gain (loss), net | LNG Inventory Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(345)		976		476		0		0
Derivative gain (loss), net | Fuel Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	281	[1]	(3)	[1]	181	[2]	(622)	[2]	(2,251)	[2]
Revenues [Member] | LNG Inventory Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (31)		$ (442)		$ (463)		$ 1,036		$ 2,300

[1]	Excludes settlements of hedges of the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate the Sabine Pass LNG terminal for which Sabine Pass LNG has elected the normal purchase normal sale exception from derivative accounting and has recorded as operating and maintenance expense.
[2]	Excludes settlements of hedges of the exposure to price risk attributable to future purchases of natural gas to be utilized as fuel to operate the Sabine Pass LNG terminal for which Sabine Pass LNG has elected the normal purchase normal sale exemption from derivative accounting.